(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Prime Portfolio)
Objective
The Prime Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Prime Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.08%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.38%	[2]
Fee Waiver and/or Expense Reimbursement	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Prime Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	119	210	477

Principal Investment Strategies

The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.

The Fund operates as an "institutional money market fund," which is neither a "government money market fund" nor "retail money market fund" as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). As such, the Fund is required to price and transact in its shares at a net asset value per share ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating" NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that a Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	03/31/08	0.96%
Low Quarter	03/31/14	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Prime Portfolio)	Past One Year	Past Five Years	Past Ten Years
Administrative Class |	none	0.06%	0.30%

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Money Market Portfolio)
Objective
The Money Market Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Money Market Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.17%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.47%	[2]
Fee Waiver and/or Expense Reimbursement	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Money Market Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	139	251	580

Principal Investment Strategies

The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.

The Fund operates as an "institutional money market fund," which is neither a "government money market fund" nor "retail money market fund" as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). As such, the Fund is required to price and transact in its shares at a net asset value per share ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating" NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	03/31/08	0.97%
Low Quarter	03/31/14	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Money Market Portfolio)	Past One Year	Past Five Years	Past Ten Years
Administrative Class |	none	0.06%	0.32%

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Government Portfolio)
Objective
The Government Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Government Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.06%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.36%	[2]
Fee Waiver and/or Expense Reimbursement	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Government Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	115	201	455

Principal Investment Strategies

The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	03/31/08	0.86%
Low Quarter	03/31/11	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Government Portfolio)	Past One Year	Past Five Years	Past Ten Years
Administrative Class |	0.62%	0.17%	0.32%

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Government Securities Portfolio)
Objective
The Government Securities Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Government Securities Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.07%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.37%	[2]
Fee Waiver and/or Expense Reimbursement	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Government Securities Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	117	206	466

Principal Investment Strategies

The Fund has adopted a policy to invest substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation, in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. The U.S. government securities that the Fund may purchase include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Fund may also invest in repurchase agreements with the Federal Reserve Bank of New York.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one and five year periods and since inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/17	0.20%
Low Quarter	03/31/15	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Government Securities Portfolio)	Past One Year	Past Five Years	Since Inception	Inception Date
Administrative Class |	0.57%	0.13%	0.19%	Mar. 19, 2008

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Treasury Portfolio)
Objective
The Treasury Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Treasury Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.06%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.36%	[2]
Fee Waiver and/or Expense Reimbursement	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Treasury Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	115	201	455

Principal Investment Strategies

The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	03/31/08	0.58%
Low Quarter	12/31/11	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Treasury Portfolio)	Past One Year	Past Five Years	Past Ten Years
Administrative Class |	0.61%	0.15%	0.23%

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Treasury Securities Portfolio)
Objective
The Treasury Securities Portfolio (the "Fund") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Treasury Securities Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.06%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.36%	[2]
Fee Waiver and/or Expense Reimbursement	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Treasury Securities Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	115	201	455

Principal Investment Strategies

The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve its principal value of your investment.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one and five year periods and since inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/17	0.20%
Low Quarter	03/31/15	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Treasury Securities Portfolio)	Past One Year	Past Five Years	Since Inception	Inception Date
Administrative Class |	0.57%	0.13%	0.08%	Oct. 07, 2008

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.
(Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios) | (MSILF Tax-Exempt Portfolio)
Objective
The Tax-Exempt Portfolio (the "Fund") seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (MSILF Tax-Exempt Portfolio)	Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee
Other Expenses	0.36%
Shareholder Administration Fee	0.15%	[1]
Total Annual Fund Operating Expenses	0.66%	[2]
Fee Waiver and/or Expense Reimbursement	0.31%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%	[2]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Administrative Class, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (MSILF Tax-Exempt Portfolio)	1 Year	3 Years	5 Years	10 Years
Administrative Class | | USD ($)	36	180	337	793

Principal Investment Strategies

The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

The Fund operates as an "institutional money market fund," which is neither a "government money market fund" nor "retail money market fund" as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). As such, the Fund is required to price and transact in its shares at a net asset value ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating" NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Principal Risks

There can be no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that a Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Administrative Class shares from year-to-year and by showing the average annual returns of the Fund's Administrative Class shares for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	03/31/08	0.62%
Low Quarter	03/31/15	0.00%

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - (MSILF Tax-Exempt Portfolio)	Past One Year	Past Five Years	Past Ten Years
Administrative Class |	none	0.07%	0.23%

You may obtain the Fund's 7-day current yield by calling 1-888-378-1630.